REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       MARKET
    SHARES                                                              VALUE
    ------                                                              -----
               COMMON STOCKS - 88.6%
               AIRLINES - 3.6%
     3,855     Comair Holdings, Inc.                                  $   98,062
     1,000     Delta Air Lines, Inc.                                     102,000
                                                                      ----------
                                                                         200,062
                                                                      ----------
               AUTOMOBILE PARTS - 1.1%
     1,500     Dana Corp.                                                 58,781
                                                                      ----------
               BUILDING MATERIALS - 0.5%
     1,500     Thomas Industries, Inc.                                    27,844
                                                                      ----------
               CLOTHING & FABRICS - 0.4%
     1,000     Fabric-Centers of America (a)                              22,938
                                                                      ----------
               COMMUNICATIONS - 1.1%
     6,874     Brightpoint, Inc. (a)                                      62,296
                                                                      ----------
               COMPUTERS & INFORMATION - 13.5%
     4,500     Compaq Computer Corp.                                     125,719
     3,500     Dell Computer Corp. (a)                                   350,000
     4,000     EMC Corp. (a)                                             180,750
     1,000     Lexmark International, Inc. Class A (a)                    60,562
     1,000     Sun Microsystems, Inc. (a)                                 39,625
                                                                      ----------
                                                                         756,656
                                                                      ----------
               CONGLOMERATES - 2.1%
     1,500     General Electric Co.                                      120,000
                                                                      ----------
               CONTAINERS & PACKAGING - 1.6%
     3,000     Owens Illinois, Inc. (a)                                   93,562
                                                                      ----------
               COSMETICS/PERSONAL CARE - 1.1%
     1,000     Avon Products, Inc.                                        62,875
                                                                      ----------
               DIVERSIFIED MANUFACTURING - 1.0%
     1,000     Tyco International, Inc.                                   55,500
                                                                      ----------
               ELECTRICAL COMPONENTS - 0.7%
     1,750     Diebold, Inc.                                              38,281
                                                                      ----------
               FOOD - 0.3%
       600     Papa John's International, Inc. (a)                        15,900
                                                                      ----------
               FOOD RETAILERS - 1.2%
     1,500     Kroger Company (a)                                         67,500
                                                                      ----------
               HEALTH CARE PROVIDERS - 1.7%
     6,750     Res-Care, Inc. (a)                                         98,296
                                                                      ----------

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

               HEAVY MACHINERY - 0.9%
     6,750     Chart Industries, Inc.                                 $   47,672
                                                                      ----------
               HOUSEHOLD PRODUCTS, NONDURABLE - 1.2%
       860     The Procter & Gamble Co.                                   65,790
                                                                      ----------
               INDUSTRIAL & COMMERCIAL SERVICES - 1.1%
     1,500     Cintas Corp.                                               61,125
                                                                      ----------
               INSURANCE, LIFE - 1.0%
     2,000     Conseco, Inc.                                              55,250
                                                                      ----------
               MEDIA PUBLISHING - 2.2%
     2,000     Central Newspapers, Inc. - Class A                        124,000
                                                                      ----------
               MEDICAL SUPPLIES - 8.3%
     4,000     Biomet, Inc.                                              107,500
     4,300     Guidant Corp.                                             265,525
     1,225     Hillenbrand Industries, Inc.                               65,614
     1,000     Steris Corp. (a)                                           23,875
                                                                      ----------
                                                                         462,514
                                                                      ----------
               PHARMACEUTICALS - 10.8%
     3,700     Eli Lilly & Co.                                           242,350
     2,800     Johnson & Johnson                                         193,200
       900     Jones Pharma Inc.                                          18,788
     1,600     Pfizer, Inc.                                              148,800
                                                                      ----------
                                                                         603,138
                                                                      ----------
               REGIONAL BANKS - 5.9%
     1,100     Bank One Corp.                                             41,800
     2,375     Fifth Third Bancorp                                       126,320
     2,955     Star Banc Corp.                                           162,156
                                                                      ----------
                                                                         330,276
                                                                      ----------
               RETAILERS, APPAREL - 1.8%
     2,000     Gap, Inc.                                                 102,125
                                                                      ----------
               RETAILERS, DRUG-BASED - 3.1%
     2,000     Cardinal Health, Inc.                                     175,000
                                                                      ----------
               SEMICONDUCTOR & RELATED - 1.3%
     1,000     Intel Corp.                                                71,187
                                                                      ----------
               SOFTWARE & PROCESSING - 19.8%
     4,700     America Online, Inc. (a)                                  385,106
     2,850     Cisco Systems, Inc. (a)                                   233,344
     6,500     Compuware Corp. (a)                                       295,344
     2,000     Microsoft Corp. (a)                                       191,875
                                                                      ----------
                                                                       1,105,669
                                                                      ----------

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

PORTFOLIO OF INVESTMENTS - AUGUST 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

               TELEPHONE SYSTEMS - 1.3%
     3,000     Cincinnati Bell, Inc.                                      70,500
                                                                      ----------

               TOTAL COMMON STOCKS (COST $4,373,279)                  $4,954,737
                                                                      ----------

                                                                       MARKET
    SHARES                                                              VALUE
    ------                                                              -----

               REPURCHASE AGREEMENTS (B) - 11.
 $ 629,819     Fifth Third Bank, 5.25%, dated 8/31/98,
               due 9/1/98, repurchase proceeds $629,911
               (Cost $629,819)                                        $  629,819
                                                                      ----------

               TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS
               AT VALUE - 99.9%                                        5,584,556

               OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                6,436
                                                                      ----------

               NET ASSETS - 100.0%                                    $5,590,992
                                                                      ==========


     (a)  Non-income producing security

     (b) Repurchase agreement is fully collateralized by $643,000 par value FNMA Pool #406608, 6.75%, due 7/1/2024.

See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

STATEMENT OF ASSETS AND LIABILITIES - AUGUST 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
   Investments in securities at market value
      (identified cost $4,373,279)(Note 1)                          $ 4,954,737
   Investment in repurchase agreements (Note 1)                         629,819
   Dividends receivable                                                   3,235
   Interest receivable                                                       92
   Prepaid Expenses                                                       5,969
   Unamortized organization costs (Note 1)                               14,508
                                                                    -----------
      Total Assets                                                    5,608,360
                                                                    -----------
LIABILITIES:
   Payable for capital stock redeemed                                       950
   Payable to Adviser (Note 3)                                            2,043
   Accrued expenses                                                      14,375
                                                                    -----------
      Total Liabilities                                                  17,368
                                                                    -----------

NET ASSETS                                                          $ 5,590,992
                                                                    ===========
NET ASSET VALUE AND OFFERING PRICE PER SHARE (NOTE 1):
   ($5,590,992/397,042 shares outstanding,
   no par value, unlimited shares authorized)                       $     14.08
                                                                    ===========
SOURCE OF NET ASSETS:
   Paid in capital                                                  $ 5,100,664
   Accumulated net realized loss on investments                         (91,130)
   Net unrealized appreciation of securities                            581,458
                                                                    -----------
                                                                    $ 5,590,992
                                                                    ===========

See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:

Dividend income                                                     $    14,329
Interest income                                                          11,684
                                                                    -----------
   Total Investment Income                                               26,013

   Expenses:
      Advisory fees (Note 3)                                             37,360
      Distribution fees (Note 3)                                         29,878
      Administration fees (Note 3)                                        4,000
      Shareholder services and transfer agent fees (Note 3)               6,000
      Reports and notices to stockholders                                 3,363
      Audit fees                                                          2,705
      Legal fees                                                          6,398
      Directors' fees and expenses                                        1,700
      Custodian fees                                                      1,393
      Fund accounting fees (Note 3)                                       8,414
      Registration and filing fees                                          678
      Amortization of organization expenses (Note 1)                      3,224
      Insurance expense                                                   1,025
      Miscellaneous                                                      10,891
                                                                    -----------
         Total Expenses                                                 117,029
      Fees waived by the Adviser (Note 3)                               (36,360)
                                                                    -----------
         Net Expenses                                                    80,669
                                                                    -----------

         Net Investment Loss                                            (54,656)
                                                                    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

   Net realized loss from security transactions                         (19,429)
   Unrealized appreciation of investments:
      Beginning of period                                           $ 1,074,668
      End of period                                                     581,458
                                                                    -----------

         Net change in unrealized appreciation of investments          (493,210)
                                                                    -----------

         Net realized and unrealized loss on investments               (512,639)
                                                                    -----------

            Net decrease in net assets resulting from operations    $  (567,295)
                                                                    ===========

See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

STATEMENT OF CHANGES IN NET ASSETS

-----------------------------------------------------------------------------------------------------------
                                                                       SIX MONTHS ENDED      YEAR ENDED
                                                                        AUGUST 31, 1998   FEBRUARY 28, 1998
                                                                        ---------------   -----------------
                                                                          (UNAUDITED)
OPERATIONS:
   Net investment loss                                                    $   (54,656)       $   (40,721)
   Net realized loss on investments                                           (19,429)           (20,541)
   Net change in unrealized appreciation (depreciation) of investments       (493,210)           946,951
                                                                          -----------        -----------
   Net increase (decrease) in net assets resulting from operations           (567,295)           885,689


DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                           --                 --
   Net realized gain on investments                                                --                 --
                                                                          -----------        -----------
   Net decrease in net assets reulting from distributions                          --                 --

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                                1,353,730          3,086,528
   Net asset value of shares issued in reinvestment
     of distributions to shareholders                                              --                 --
   Payments for shares redeemed                                              (160,877)          (154,966)
                                                                          -----------        -----------
   Net increase in net assets from capital share transactions               1,192,853          2,931,562

      Total increase in net assets                                            625,558          3,817,251

NET ASSETS:
   Beginning of period                                                      4,965,434          1,148,183
                                                                          -----------        -----------
   End of period                                                          $ 5,590,992        $ 4,965,434
                                                                          ===========        ===========

Summary of capital share activity:

   Shares sold                                                                 87,324            270,297
   Shares issued in reinvestment of distributions to shareholders                  --                 --
   Shares redeemed                                                            (12,496)            (5,124)
                                                                          -----------        -----------
   Net increase in shares outstanding                                          74,828            265,173
   Shares outstanding, beginning of year                                      322,214             57,041
                                                                          -----------        -----------
   Shares outstanding, end of year                                            397,042            322,214
                                                                          ===========        ===========

See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------------
  Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

                                                          SIX
                                                         MONTHS               YEAR
                                                         ENDED               ENDED
                                                       AUGUST 31,         FEBRUARY 28,
                                                          1998                1998
                                                      -----------         -----------
                                                      (UNAUDITED)
PER SHARE DATA
Net asset value at beginning of period                $     15.41         $     11.33

Income from investment operations:
   Net investment loss                                      (0.15)              (0.13)
   Net realized and unrealized gain (loss)                  (1.18)               4.21
                                                      -----------         -----------
   Total from investment operations                         (1.33)               4.08
                                                      -----------         -----------

Less distributions from:
   Net investment income                                       --                  --
   Net realized gains                                          --                  --
                                                      -----------         -----------
   Total distributions                                         --                  --
                                                      -----------         -----------

Net asset value at end of period                      $     14.08         $     15.41
                                                      ===========         ===========

TOTAL RETURN (%) (1)                                      (8.63)%              36.01%
                                                      ===========         ===========

RATIOS/SUPPLEMENTAL DATA
Net assets at end of period                           $ 5,590,992         $ 4,965,434

Ratio of expenses to average net assets:
   Before expense reimbursement and waived fees             3.92%(2)            5.81%
   After expense reimbursement and waived fees              2.70%(2)            2.69%

Ratio of net investment loss to average net assets        (1.83)%(2)          (1.69)%

Portfolio turnover rate                                       12%                 21%

(1)  Calculated without sales charge.
(2)  Annualized

See accompanying notes to financial statements.

               REGIONAL OPPORTUNITY FUND: OHIO, INDIANA, KENTUCKY

                          NOTES TO FINANCIAL STATEMENTS

                                 August 31, 1998


Organization expenses - Expenses of organization have been capitalized and are being amortized on a straight-line basis over five years. In the event any of the initial shares of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares of the Fund outstanding at the time of the redemption.

Security transactions - Security transactions are accounted for on trade date. Securities sold are valued on a specific identification basis.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles required management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Tax - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualified and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned curing the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is based upon the federal income tax cost of portfolio investments of $4,373,279 August 31, 1998:

     Gross unrealized appreciation...............................  $ 896,486
     Gross unrealized depreciation ..............................   (315,028)
     Net unrealized appreciation.................................    581,458

As of August 31, 1998, the Fund had $91,130 of capital loss carryforwards for federal income tax purposes, none of which expire prior to August 31, 2005. In addition, the Fund elected to defer until its subsequent tax year $9,880 of capital losses incurred after October 31, 1997. The Board of Trustees intends to utilize these capital loss carryforwards and "post-October" losses in future years to offset net realized capital gains prior to distribution to shareholders.